Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Statement of comprehensive income [abstract]
Net income	$ 16,240	$ 14,612
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	1,104	(14)
Provision for credit losses recognized in income	(1)	(14)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(140)	(131)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	963	(159)
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	1,029	2,148
Net foreign currency translation gains (losses) from hedging activities	(514)	(1,208)
Reclassification of losses (gains) on foreign currency translation to income		(160)
Reclassification of losses (gains) on net investment hedging activities to income	1	146
Foreign currency translation adjustments	516	926
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	338	216
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(827)	146
Net change in cash flow hedges	(489)	362
Items that will not be reclassified subsequently to income:
Remeasurement gains (losses) on employee benefit plans (Note 16)	531	(344)
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	(1,041)	(576)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	117	44
Total items that will not be reclassified subsequently to income	(393)	(876)
Total other comprehensive income (loss), net of taxes	597	253
Total comprehensive income (loss)	16,837	14,865
Total comprehensive income attributable to:
Shareholders	16,827	14,856
Non-controlling interests	10	9
Total comprehensive income (loss)	$ 16,837	$ 14,865